Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,139)	$ (11,594)	$ (433)	$ (666)	$ (12,018)	$ (996)	$ (14,157)	$ (1,429)
Foreign currency translation adjustment	(18)	43	69	(1)	(12)	(28)	(30)	42
Comprehensive loss attributable to common shareholders	$ (2,157)	$ (11,551)	$ (364)	$ (667)	$ (12,030)	$ (1,024)	$ (14,187)	$ (1,387)